Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 1,066,608	$ 1,825,990
Accounts receivable, less allowances for returns and doubtful accounts: 2012 - $338,245; 2011 - $347,083	3,784,619	3,675,980
Merchandise inventories	5,472,010	5,320,220
Prepaid expenses and other	72,374	84,365
Assets held for sale	662,853	508,164
Total current assets	11,058,464	11,414,719
Property and equipment, at cost:
Land	33,009	33,009
Buildings and improvements	324,264	256,040
Machinery, equipment and other	942,604	851,058
Total property and equipment	1,299,877	1,140,107
Less accumulated depreciation	(556,193)	(476,484)
Property and equipment, net	743,684	663,623
Goodwill and other intangible assets	3,523,432	2,777,669
Other assets	116,676	127,387
TOTAL ASSETS	15,442,256	14,983,398
Current liabilities:
Accounts payable	9,492,589	9,066,768
Accrued expenses and other	570,210	408,499
Current portion of long-term debt	0	392,089
Deferred income taxes	963,081	838,718
Liabilities held for sale	239,706	191,667
Total current liabilities	11,265,586	10,897,741
Long-term debt, net of current portion	1,395,931	951,012
Other liabilities	325,897	267,060
Stockholders equity:
Common stock, $0.01 par value - authorized, issued and outstanding: 600,000,000 shares, 262,542,659 shares and 235,394,281 shares at September 30, 2012, respectively, and 600,000,000 shares, 496,522,288 shares and 260,991,439 shares at September 30, 2011, respectively	2,625	4,965
Additional paid-in capital	2,252,470	4,082,978
Retained earnings	1,270,423	4,055,664
Accumulated other comprehensive loss	(32,657)	(50,141)
Stockholders equity subtotal before treasury stock	3,492,861	8,093,466
Treasury stock, at cost: 2012 - 27,148,378 shares; 2011 - 235,530,849 shares	(1,038,019)	(5,225,881)
Total stockholders equity	2,454,842	2,867,585
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 15,442,256	$ 14,983,398